SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

22     SIGNIFICANT ACCOUNTING POLICIES

SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.

The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgment/source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8
Provisions and contingent liabilities	Note 7
Impairment of non-current assets	Note 10
Control over subsidiaries	Note 1
Depreciation and amortization of non-current assets	Note 11 and Note 12
Measurement of lease liabilities	Note 14

NEW STANDARDS AND INTERPRETATIONS

Adopted in 2025

Following amended standard became effective as of January 1, 2025 and did not have a material impact on Group’s financial statements.

•        Lack of exchangeability — Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates (effective for annual periods beginning on or after January 1, 2025).

Not yet adopted by the Group

Certain new accounting standards and interpretations, as listed below, have been issued but are not yet effective for the financial reporting period ended December 31, 2025 and have not been early adopted by the Group. These standards and interpretations are not expected to have a material impact on Group’s financial statements in current or future reporting periods or on foreseeable future transactions except for the IFRS 18, Presentation and Disclosure in Financial Statement, and IFRS 19, Subsidiaries without Public Accountability: Disclosures. The Group is currently assessing the impact that the adoption of these new pronouncements will have on the consolidated financial statements at the time of initial application as well as its subsidiaries.

•        Classification and Measurement of Financial Instruments — Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026).

•        Improvements to International Financial Reporting Standards (effective for annual periods beginning on or after January 1, 2026).

•        Contracts Referencing Nature-dependent Electricity — Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026).

•        IFRS 18, Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027).

•        IFRS 19, Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after January 1, 2027).

•        Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency (effective for annual periods beginning on or after January 1, 2027).